Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - IFRS 9 not applied - Tabular disclosure (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	€ 6,001	€ 5,057	€ 4,960	€ 1,067	€ 1,878
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	277	254	208
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	4,953	4,041	4,347
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	772	762	405
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets				1,067
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	6,001	5,057		4,960
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	4,696	2,683	2,647	2,647
Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	4,696	2,679	2,498	2,498
Trading securities classified as others [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		4	149	149
Equity investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	277	254
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	133	805		146
Cash collateral paid [member]
Disclosure of financial assets [line items]
Financial assets	123	553	695
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	123	553
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets				695
Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		762
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets				405
Receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	70	55	46	46
Other financial assets [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	702	707	359	359
Investments securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	277	254	208
Investments securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 133	€ 805	€ 1,005	€ 1,005